Related party transactions - Remuneration of directors and key management of the Company (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Related party transactions
Wages	$ 2,447,827	$ 2,324,770	$ 1,299,402
Share-based payments - capital stock	433,263
Share-based payments - stock options	382,196	2,560,031	6,081,900
Remuneration of directors and key management of the Company	$ 3,263,286	$ 4,884,801	$ 7,381,302